Shareholder Report, Average Annual Return (Details)		12 Months Ended	60 Months Ended	120 Months Ended
		Jul. 31, 2024	Jul. 31, 2024	Jul. 31, 2024
Columbia Ultra Short Term Bond Fund Institutional 3 Class
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Institutional 3 Class
Average Annual Return, Percent	[1]	6.40%	2.71%	2.01%
Columbia Ultra Short Term Bond Fund Institutional Class
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Institutional Class
Average Annual Return, Percent	[1],[2]	6.45%	2.66%	1.94%
Columbia Ultra Short Term Bond Fund Advisor Class
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Advisor Class
Average Annual Return, Percent	[1],[2]	6.45%	2.66%	1.93%
Columbia Ultra Short Term Bond Fund Class A
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class A
Average Annual Return, Percent	[1],[3]	6.30%	2.51%	1.77%
Bloomberg U.S. Short-Term Government/Corporate Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Short-Term Government/Corporate Index
Average Annual Return, Percent		5.59%	2.25%	1.70%
Bloomberg U.S. Aggregate Bond Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent		5.10%	0.19%	1.61%

[1]	Effective August 1, 2024, the Fund compares its performance to the Bloomberg U.S. Aggregate Bond Index, a broad-based performance index that meets new regulatory requirements. The Fund’s performance is also compared to its prior benchmark, which more closely represents the market sectors and/or asset classes in which the Fund primarily invests.
[2]	The returns shown for periods prior to December 3, 2018 (including returns for the Life of the Fund, if shown, which are since Fund inception) include the returns of Institutional 3 Class. These returns are adjusted to reflect any higher class-related operating expenses of the newer share classes, as applicable. Please visit columbiathreadneedleus.com/investor/investment-products/mutual-funds/appended-performance for more information.
[3]	The returns shown for periods prior to February 20, 2019 (including returns for the Life of the Fund, if shown, which are since Fund inception) include the returns of Institutional 3 Class. These returns are adjusted to reflect any higher class-related operating expenses of the newer share classes, as applicable. Please visit columbiathreadneedleus.com/investor/investment-products/mutual-funds/appended-performance for more information.